Principal Accounting Policies (Cost of revenues) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]
Taxation [Line Items]
Sales taxes and surcharges in cost of revenues	$ 20,915	129,768	92,937	72,126
Applicable business tax and surcharges rate					3.40%	5.60%
Tax rate of value added tax and surcharges	6.70%	6.70%
Applicable tax rate of cultural development fee for advertising services revenues	3.00%	3.00%